Material Accounting Policies Information - Schedule of Recently Adopted IFRS (Details)	6 Months Ended
Jun. 30, 2025
IAS 21 Lack of Exchangeability [Member]
Material Accounting Policies Information - Schedule of Recently Adopted IFRS [Line Items]
Adopted accounting standards description	Amendment to IAS 21 Lack of Exchangeability
Effective date	Jan. 01, 2025
SASB standards to enhance their international applicability [Member]
Material Accounting Policies Information - Schedule of Recently Adopted IFRS [Line Items]
Adopted accounting standards description	Amendments to the SASB standards to enhance their international applicability
Effective date	Jan. 01, 2025